Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2009 Cyber Power CNY	Dec. 31, 2010 Subsidiary CNY
Cash flow from operating activities:
Net income (loss)	$ (518,880)	(3,265,777)	1,698,033	(452,730)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	131,365	826,798	471,159	343,381
Amortization of intangible assets	7,961	50,108	48,814	56,386
Gain on bargain purchase from an acquisition	(8,294)	(52,202)
Loss on disposal of property, plant and equipment	3,929	24,728	15,571	1,483
Provision for (recovery of) doubtful accounts receivable	6,195	38,988	(13,098)	322,668
Loss on sale of accounts receivable	362	2,279	6,270	5,891
Write-down of inventories to net realizable value	74,655	469,872	16,467	9,590
Equity in losses of affiliates, net	1,518	9,557	628	2,769
Land use rights expense	5,160	32,478	9,326	7,995
Loss on debt extinguishment				244,744
Amortization of debt discount			105,626	54,554
Amortization of debt issuance cost	3,862	24,311	22,887	19,977
Share-based compensation	11,734	73,858	74,753	76,027
Deferred income tax benefit	(50,071)	(315,150)	(15,071)	(135,253)
Accreted interest on convertible senior notes and senior secured convertible notes	8,684	54,658	173,656	141,270
Foreign currency exchange losses (gains), net	(1,574)	(9,907)	51,520	(2,247)
Changes in fair value of financial instruments	(631)	(3,963)	1,513	25,316
Loss from revaluation of embedded derivative				231,345
Impairment of goodwill	43,436	273,382
Provision for inventory purchase commitments	135,321	851,694
Impairment of long-lives assets	361,465	2,275,024		131,177
Changes in operating assets and liabilities, net of the effect of acquisition:
Restricted cash related to purchase of inventory and other operating activities	43,350	272,841	(222,501)	(47,676)
Accounts receivable	(41,224)	(259,458)	(145,634)	(636,370)
Inventories	(21,977)	(138,321)	(449,156)	902,477
Prepayments to suppliers	(146,801)	(923,951)	(244,462)	(38,070)
Prepaid expenses and other current assets	(41,896)	(263,695)	(18,092)	(37,856)
Value-added tax recoverable	(2,725)	(17,152)	(631,302)	161,057
Amounts due from and prepayments to related parties	(55,212)	(347,499)	(235,545)	(264,882)
Accounts payable	50,450	317,526	541,474	840,817
Other current liabilities and accrued expenses	7,762	48,841	105,471	116,359
Advances from customers	(21,810)	(137,271)	970,260	(21,332)
Other liabilities	42,921	270,138	96,885	57,849
Amounts due to related parties	25,119	158,094	64,299	11,495
Net cash provided by operating activities	54,154	340,829	2,499,751	2,128,211
Cash flows from investing activities
Government grants for property, plant and equipment	19,956	125,599	102,480	23,690
Purchase of property, plant and equipment	(768,797)	(4,838,729)	(3,077,582)	(2,255,154)
Restricted cash related to purchase of property, plant and equipment	(87,170)	(548,637)	(735,452)	(485,484)
Payments for land use rights	(27,651)	(174,032)	(33,900)	(284,277)
Proceeds from disposal of an affiliate				3,000
Cash paid for the acquisition, net of cash acquired					(328,232)	(408)
Equity investments	(3,767)	(23,707)	(10,000)	(6,600)
Cash acquired from the acquisition of a subsidiary, net of cash paid	8,715	54,851
Loans made to related parties	(15,888)	(100,000)
Cash proceeds from repayment of loans made to related parties				390
Net cash used in investing activities	(874,602)	(5,504,655)	(3,754,862)	(3,332,667)
Cash flows from financing activities
Proceeds from short-term borrowings	1,117,742	7,034,958	6,386,843	3,482,487
Proceeds from long-term debt	591,413	3,722,292	2,548,854	1,073,598
Repayment of short-term borrowings	(1,007,965)	(6,344,037)	(4,678,764)	(2,952,688)
Repayment of long-term borrowings	(153,957)	(968,990)	(112,100)	(54,618)
Proceeds from structured loan				341,795
Repayment of structured loan				(341,620)
Proceeds from issuance of ordinary shares				1,553,183
Proceeds from exercise of options	95	601	4,049	877
Restricted cash related to guarantee of bank borrowings	(160,080)	(1,007,522)		(167,774)
Contribution from noncontrolling interest holders			60,000	42,250
Proceeds from (Repayment of) borrowings from Yingil Hainan's 30% equity owner	(23,833)	(150,000)	90,000	60,000
Proceeds from borrowings from related parties				100,000
Repayment of borrowings from related parties				(100,000)
Proceeds from issuance of senior secured convertible notes, net of issuance cost of RMB 2,344				335,585
Payment for the repurchase of the convertible senior notes			(1,327,623)
Dividend paid to noncontrolling interests	(1,362)	(8,571)	(10,956)
Net proceeds from issuance of medium-term notes	222,437	1,400,000	995,823
Payment for share repurchase	(19,675)	(123,838)
Net cash provided by financing activities	564,815	3,554,893	3,956,126	3,373,075
Effect of foreign currency exchange rate changes on cash	(10,513)	(66,161)	(92,969)	(29,447)
Net increase (decrease) in cash	(266,146)	(1,675,094)	2,608,046	2,139,172
Cash at beginning of year	930,446	5,856,132	3,248,086	1,108,914
Cash at end of year	664,300	4,181,038	5,856,132	3,248,086
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	70,856	445,960	114,051	103,535
Income tax paid	63,708	400,970	296,824	68,882
Non-cash investing and financing transactions:
Payables for purchase of property, plant and equipment	122,334	769,956	598,378	525,180
Grants for purchase of property, plant and equipment paid to suppliers by the government				98,430
Payables for purchase of land use right				13,600
Conversion of senior secured convertible notes to ordinary shares			123,478	28,706
Contribution of intangible assets from noncontrolling interest holders				2,500
Conversion of loan to Yingli Power to purchase price consideration of Cyber Power acquisition				37,230